Vessels and other equipment (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Depreciation, Total	$ 10,487	$ 2,622
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	13,109	2,622
Property, Plant and Equipment, Gross	355,700	355,700	$ 0
Equipment [Member]
Depreciation, Total	65	31	$ 31
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	134	70
Property, Plant and Equipment, Gross	$ 726	$ 189